Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Total long-term debt	$ 295,118	$ 350,401
Less: Deferred loan issuance costs	3,707	5,054
Less: loan associated with vessel held for sale		14,781
Total long-term debt, net	291,411	330,566
Less: Current portion of long-term debt	38,494	35,882
Add: Current portion of deferred loan issuance costs	1,015	1,176
Long-term debt, net	253,932	295,860
(i) Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)
Debt Instrument
Total long-term debt	$ 295,118	$ 350,401
Margin	3.25%